John Hancock
Preferred Income Fund
Quarterly portfolio holdings 4/30/2024

Fund’s investments
As of 4-30-24 (unaudited)
	Shares	Value
Preferred securities (A) 80.4% (50.5% of Total investments)		$337,900,189
(Cost $377,813,928)
Communication services 5.5%		23,118,817
Diversified telecommunication services 0.6%
Qwest Corp., 6.750%	259,175	2,547,690
Wireless telecommunication services 4.9%
Telephone & Data Systems, Inc., 6.000% (B)	385,925	5,804,312
Telephone & Data Systems, Inc., 6.625%	259,750	4,504,065
U.S. Cellular Corp., 5.500%	135,000	2,398,950
U.S. Cellular Corp., 5.500%	140,000	2,471,000
U.S. Cellular Corp., 6.250%	280,000	5,392,800
Consumer discretionary 1.3%		5,271,804
Broadline retail 1.3%
Qurate Retail, Inc., 8.000%	92,200	4,256,874
QVC, Inc., 6.250%	81,000	1,014,930
Energy 1.1%		4,691,600
Oil, gas and consumable fuels 1.1%
NuStar Logistics LP, 12.324% (3 month CME Term SOFR + 6.996%) (C)	185,000	4,691,600
Financials 50.2%		210,956,858
Banks 16.8%
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	118,075	2,975,490
Bank of America Corp., 7.250% (B)	8,500	9,775,000
Citigroup Capital XIII, 11.961% (3 month CME Term SOFR + 6.632%) (B)(C)	384,725	11,157,025
Fifth Third Bancorp, 6.000% (B)	234,293	5,384,053
First Citizens BancShares, Inc., 5.375%	113,197	2,374,873
Fulton Financial Corp., 5.125% (B)	140,075	2,577,380
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	180,875	4,492,935
KeyCorp, 5.650%	194,650	4,003,951
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	60,550	1,356,320
Pinnacle Financial Partners, Inc., 6.750%	105,600	2,436,192
Regions Financial Corp., 4.450%	181,900	3,112,309
Synovus Financial Corp., 8.940% (3 month CME Term SOFR + 3.614%) (C)	173,000	4,323,270
Wells Fargo & Company, 4.750%	135,400	2,758,098
Wells Fargo & Company, 7.500% (B)(D)	9,500	10,881,680
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	114,000	2,738,280
Capital markets 9.4%
Affiliated Managers Group, Inc., 6.750% (B)	241,450	6,181,120
Brookfield Finance, Inc., 4.625% (B)	197,675	3,374,312
Carlyle Finance LLC, 4.625% (B)	37,226	674,163
Morgan Stanley, 6.375% (B)	235,000	5,856,200
Morgan Stanley, 6.500% (B)	259,325	6,558,329
Morgan Stanley, 6.875% (B)	117,225	2,949,381
Morgan Stanley, 7.125% (B)	291,274	7,348,843
State Street Corp., 5.350% (B)(D)	26,900	639,682
TPG Operating Group II LP, 6.950% (B)	235,000	6,060,650
Consumer finance 2.3%
Navient Corp., 6.000%	239,227	4,475,937
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	214,225	5,383,474
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 4.0%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(D)	307,650	$8,128,113
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	344,800
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	30,000	785,400
KKR Group Finance Company IX LLC, 4.625% (B)	312,800	5,915,048
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	57,350	1,410,810
Insurance 17.7%
AEGON Funding Company LLC, 5.100% (B)	324,625	6,826,864
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	158,375	3,891,274
American Financial Group, Inc., 5.125% (B)	153,425	3,172,829
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	330,000	7,758,300
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(D)	365,400	9,723,294
Brighthouse Financial, Inc., 6.600% (B)	328,590	7,301,270
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)(D)	124,975	3,186,863
F&G Annuities & Life, Inc., 7.950% (B)	208,725	5,426,850
Lincoln National Corp., 9.000% (B)	274,075	7,386,321
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	350,150	9,170,429
RenaissanceRe Holdings, Ltd., 4.200% (B)(D)	210,000	3,664,500
The Allstate Corp., 7.375% (B)	111,575	2,976,821
Unum Group, 6.250% (B)	162,500	4,038,125
Industrials 1.0%		4,388,419
Trading companies and distributors 1.0%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	166,291	4,388,419
Real estate 2.0%		8,375,965
Hotel and resort REITs 1.0%
Pebblebrook Hotel Trust, 6.375%	199,050	3,955,124
Office REITs 0.5%
Vornado Realty Trust, 5.400%	145,775	2,243,477
Specialized REITs 0.5%
Public Storage, 4.625% (B)	105,800	2,177,364
Utilities 19.3%		81,096,726
Electric utilities 8.1%
Duke Energy Corp., 5.750% (B)(D)	283,350	7,012,913
NextEra Energy, Inc., 6.926% (B)(D)	295,921	12,058,781
NSTAR Electric Company, 4.780%	15,143	1,154,654
SCE Trust III, 8.581% (3 month CME Term SOFR + 3.252%) (B)(C)	91,125	2,302,729
SCE Trust VI, 5.000%	271,625	5,383,608
SCE Trust VII, 7.500%	239,125	6,241,163
Gas utilities 1.8%
South Jersey Industries, Inc., 5.625% (B)	239,275	3,308,628
UGI Corp., 7.250%	66,800	4,030,712
Multi-utilities 9.4%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (B)	385,030	9,606,499
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CMS Energy Corp., 5.625% (B)	225,000	$5,208,750
CMS Energy Corp., 5.875% (B)(D)	125,425	3,020,234
CMS Energy Corp., 5.875% (B)(D)	338,050	8,214,615
DTE Energy Company, Series E, 5.250% (B)	240,000	5,414,400

Sempra, 5.750% (B)	338,000	8,139,040
Common stocks 2.6% (1.6% of Total investments)		$10,716,611
(Cost $17,893,436)
Communication services 0.9%		3,802,387
Diversified telecommunication services 0.8%
Verizon Communications, Inc. (B)	88,415	3,491,508
Media 0.1%
Paramount Global, Class B	27,294	310,879
Utilities 1.7%		6,914,224
Multi-utilities 1.7%
Algonquin Power & Utilities Corp. (B)	323,700	6,914,224

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 74.8% (46.9% of Total investments)				$314,253,532
(Cost $321,921,948)
Communication services 1.0%				4,312,618
Media 0.8%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	3,916,000	3,621,737
Wireless telecommunication services 0.2%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (B)(F)	6.875	07-19-27	714,000	690,881
Consumer discretionary 2.7%				11,319,869
Automobiles 2.7%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(D)(F)	5.700	09-30-30	3,000,000	2,807,591
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	8,922,000	8,512,278
Consumer staples 0.2%				722,275
Food products 0.2%
Land O’ Lakes, Inc. (F)(G)	8.000	07-16-25	835,000	722,275
Energy 7.0%				29,292,894
Oil, gas and consumable fuels 7.0%
BP Capital Markets PLC (6.450% to 3-1-34, then 5 Year CMT + 2.403% to 3-1-54, then 5 Year CMT + 3.153%) (F)	6.450	12-01-33	2,500,000	2,522,202
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)(D)	7.375	01-15-83	2,163,000	2,120,880
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(D)	8.500	01-15-84	5,849,000	6,170,976
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	8,000,000	7,348,580
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(D)(F)	7.125	05-15-30	7,750,000	7,440,888
Energy Transfer LP (3 month CME Term SOFR + 3.279%) (B)(C)	8.586	11-01-66	4,075,000	3,689,368
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 48.4%				$203,366,565
Banks 35.0%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	4,000,000	4,270,360
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(F)	5.875	03-15-28	8,510,000	8,162,071
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	6,750,000	6,670,166
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	3,000,000	2,994,722
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (F)	8.000	03-15-29	2,760,000	2,714,057
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	4,000,000	4,180,516
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (F)(G)	8.000	08-22-31	3,550,000	3,527,729
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	5,750,000	5,896,010
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	6,570,000	6,780,201
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(C)(D)(F)	8.720	07-06-24	7,500,000	7,218,645
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	6,000,000	5,084,985
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	5,250,000	5,183,837
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (F)	7.250	07-01-29	3,000,000	2,988,254
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	5,875,000	5,658,583
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	4,660,000	4,161,926
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)(D)(F)	4.600	02-01-25	4,797,000	4,718,583
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (F)	6.875	06-01-29	4,575,000	4,688,059
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (F)	5.000	09-15-26	3,795,000	3,200,770
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	8,750,000	6,807,565
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (F)(G)	10.000	11-14-28	6,500,000	6,810,167
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(D)	8.625	10-27-82	6,345,000	6,532,431
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	7,415,000	7,132,460
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	8,706,000	8,534,530
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)(F)	6.250	03-15-30	7,300,000	6,862,745
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)(D)	8.125	10-31-82	9,720,000	9,995,105
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (F)	7.625	09-15-28	6,174,000	6,455,732
Capital markets 5.2%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (F)	6.700	03-15-29	4,445,000	4,448,740
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(D)(F)	4.000	12-01-30	3,500,000	2,848,556
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)(F)	5.000	06-01-27	1,582,000	1,478,373
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)(D)(F)	7.500	02-10-29	7,495,000	7,756,381
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	5,169,000	5,225,252
Consumer finance 0.7%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	3,050,000	3,049,839
Financial services 0.7%
Voya Financial, Inc. (5 Year CMT + 3.358%) (C)(F)	7.758	09-15-28	2,865,000	2,911,897
Insurance 6.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%) (B)(D)	5.750	09-01-40	4,000,000	3,890,318
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	5,250,000	5,209,247
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)(D)(F)	5.875	03-15-28	6,589,000	6,403,195
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	7,350,000	$5,751,204
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	8,536,000	7,163,354
Utilities 15.5%				65,239,311
Electric utilities 7.4%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (F)	5.000	12-15-26	4,022,000	3,779,492
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)(D)(F)	5.375	03-15-26	10,500,000	10,058,946
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)(D)	6.750	06-15-76	3,224,000	3,187,240
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (B)	5.650	05-01-79	5,091,000	4,835,895
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	2,150,000	2,129,378
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (F)(G)	10.250	03-15-28	6,760,000	7,288,078
Independent power and renewable electricity producers 4.0%
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	8,750,000	8,840,589
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (F)(G)	8.875	01-15-29	7,833,000	8,072,737
Multi-utilities 4.1%
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%) (B)(D)	4.750	06-01-50	4,250,000	3,838,885
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	2,533,000	2,319,318
Dominion Energy, Inc. (4.650% to 12-15-24, then 5 Year CMT + 2.993%) (F)	4.650	12-15-24	2,500,000	2,440,079
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(D)	5.750	10-01-54	5,000,000	4,987,006

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	3,500,000	3,461,668
Capital preferred securities (H) 1.3% (0.8% of Total investments)				$5,226,095
(Cost $6,457,350)
Financials 1.3%				5,226,095
Insurance 1.3%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(D)(G)	7.875	12-15-67	4,940,000	5,226,095

	Yield (%)	Shares	Value
Short-term investments 0.3% (0.2% of Total investments)			$1,470,581
(Cost $1,470,942)
Short-term funds 0.3%			1,470,581
John Hancock Collateral Trust (I)	5.4256(J)	147,105	1,470,581

Total investments (Cost $725,557,604) 159.4%	$669,567,008
Other assets and liabilities, net (59.4%)	(249,560,615)
Total net assets 100.0%	$420,006,393

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-24 was $422,783,262. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $208,747,595.
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 4-30-24, and is a component of the fund’s leverage under the Credit Facility Agreement.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,402,228 or 12.7% of the fund’s net assets as of 4-30-24.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-24.
The fund had the following country composition as a percentage of total investments on 4-30-24:
United States	87.7%
Canada	7.6%
France	1.6%
United Kingdom	1.4%
Bermuda	1.0%
Other countries	0.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	129,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$2,475,721	$2,475,721
Centrally cleared	64,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,516,529	1,516,529
Centrally cleared	32,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	527,944	527,944
								—	$4,520,194	$4,520,194

(a)	At 4-30-24, the overnight SOFR was 5.340%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$23,118,817	$23,118,817	—	—
Consumer discretionary	5,271,804	5,271,804	—	—
Energy	4,691,600	4,691,600	—	—
Financials	210,956,858	210,956,858	—	—
Industrials	4,388,419	4,388,419	—	—
Real estate	8,375,965	8,375,965	—	—
Utilities	81,096,726	76,633,444	$4,463,282	—
Common stocks	10,716,611	10,716,611	—	—
Corporate bonds	314,253,532	—	314,253,532	—
Capital preferred securities	5,226,095	—	5,226,095	—
Short-term investments	1,470,581	1,470,581	—	—
Total investments in securities	$669,567,008	$345,624,099	$323,942,909	—
Derivatives:
Assets
Swap contracts	$4,520,194	—	$4,520,194	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	147,105	$3,532,311	$151,251,395	$(153,312,247)	$(932)	$54	$345,387	—	$1,470,581
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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